2. GOING CONCERN (Details Narrative) (Quarterly) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member
TOTAL STOCKHOLDERS EQUITY(DEFICIT) MEMBERS (DEFICIT)	$ (20,926,951)		$ (519,446)	$ (439,451)